Goodwill and Other Intangible Assets - Analysis of Goodwill and intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of period	$ 1,213,630	$ 415,936	$ 396,245	$ 392,882
Goodwill, acquired during period	13,946	807,381	25,159
Foreign currency translation, goodwill	1,496	(9,687)	(5,468)	3,363
Goodwill, end of period	1,229,072	1,213,630	415,936	396,245
Intangible assets with an indefinite life, beginning of period	682,859	15,366	15,366	15,366
Indefinite-lived intangible assets acquired during the period	8,000	673,000
Indefinite-lived intangible assets, foreign currency translation	1,701	(5,507)
Intangible assets with an indefinite life, end of period	692,560	682,859	15,366	15,366
Intangible assets with a definite life, beginning of period	313,777	16,650	0	279
Finite-lived intangible assets acquired	6,000	315,000	18,500
Amortization	(5,588)	(15,517)	(1,850)	(279)
Foreign currency translation, intangible assets with an definite life	(2,224)	(2,356)
Intangible assets with a definite life, end of period	311,965	313,777	16,650	0
Goodwill and other intangible assets, beginning of period	2,210,266	447,952	411,611	408,527
Additions	27,946	1,795,381	43,659
Foreign currency translation, intangible assets including goodwill	973	(17,550)
Goodwill and other intangible assets, end of period	$ 2,233,597	$ 2,210,266	$ 447,952	$ 411,611